Offerings - Offering: 1	Dec. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	25,959,842
Maximum Aggregate Offering Price	$ 2,112,005,617.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 291,667.98
Rule 457(f)	true
Amount of Securities Received | shares	72,614,943
Value of Securities Received, Per Share	29.09
Value of Securities Received	$ 2,112,005,617.00
Fee Note MAOP	$ 2,112,005,617.00
Offering Note	(a) On September 30, 2025, Axcelis Technologies, Inc., a Delaware corporation ("Axcelis"), Veeco Instruments Inc., a Delaware corporation ("Veeco") and Victory Merger Sub, Inc., a Delaware corporation and a direct, wholly owned subsidiary of Axcelis ("Merger Sub"), entered into an Agreement and Plan of Merger (the "Merger Agreement"). Pursuant to the Merger Agreement, and subject to the satisfaction or waiver of the conditions specified therein, Merger Sub will be merged with and into Veeco (the "Merger"), with Veeco surviving the Merger as a direct, wholly owned subsidiary of Axcelis. At the effective time of the Merger (the "Effective Time"), each share of common stock, par value $0.01 per share, of Veeco ("Veeco Common Stock") issued and outstanding immediately prior to the Effective Time will be converted into the right to receive 0.3575 (the "Exchange Ratio") validly issued, fully paid and non-assessable shares of common stock, par value $0.001 per share, of Axcelis (the "Axcelis Common Stock", and such shares the "Veeco Common Stock Merger Consideration"). No fractional shares of Axcelis Common Stock will be issued in the Merger, and Veeco stockholders will receive cash in lieu of any fractional shares as part of the Veeco Common Stock Merger Consideration, as specified in the Merger Agreement. (b) Represents the maximum number of shares of Axcelis Common Stock estimated to be issuable at the Effective Time, calculated as the product of (A) the Exchange Ratio and (B) 72,614,943 (the "Number of Veeco Shares Surrendered"), which, calculated as of December 3, 2025, is the sum of (i) 60,284,276 shares of Veeco Common Stock outstanding, (ii) 1,651,792 shares of Veeco Common Stock underlying outstanding awards of Veeco restricted stock units that vest prior to June 30, 2027 and may be issued prior to the Effective Time, (iii) 66,328 shares of Veeco Common Stock underlying outstanding Veeco restricted stock awards granted to a non-employee member of the Veeco board of directors, (iv) 381,250 shares of Veeco Common Stock underlying outstanding awards of Veeco performance stock units that vest prior to June 30, 2027 and may be issued prior to the Effective Time, and (v) 10,231,297 shares of Veeco Common Stock upon conversion of outstanding Veeco Convertible Notes (as defined in the Merger Agreement). (c) Calculated pursuant to Rules 457(c) and 457(f)(1) promulgated under the Securities Act, and solely for the purpose of calculating the registration fee. The proposed maximum aggregate offering price of the securities being registered was calculated based on the product of (i) $29.085, the average of the high and low sales prices per share of Veeco Common Stock on December 2, 2025, as reported by the Nasdaq Global Select Market, and (ii) the Number of Veeco Shares Surrendered.